RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10. RELATED PARTY TRANSACTIONS

Related parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

During the years presented, the details of the related party balances and transactions were as follows:

Amount due from related parties:

	Note	As of December 31, 2017	As of December 31, 2016
Mr. YonghongChe	a	$-	$720,773
Mr. Jinwen Liu	b	-	3,861
Liulin Hongxing Coking Coal Trade Co., Ltd. (“Hongxing”)	c	-	52,364
Total		$-	$776,998

The balance due from Mr. Yonghong Che as of December 31, 2016 was a loan to Mr. Yonghong Che intended for personal use which is interest free and due on demand. The balance has been fully collected by May 2017.

The balance due from Mr. Jinwen Liu as of December 31, 2016 was mainly advance to management for the Company’s operation purpose.

The balance due from Hongxing as of December 31, 2016 was the prepayment for the purchase of coal raw materials, which had been delivered to the Company in January 2017.

Amount due to related parties:

	As of December 31, 2017	As of December 31, 2016
Mr. YonghongChe	$53,741	$50,454
Hongxing	-	18,740
Mr. XiangyangGuo	$153,547	$-
Mr. BingshanGuo	222,362	-
Total	$429,650	$69,194

As of December 31, 2017, amounts due to Mr. Yonghong Che and Mr. Xiangyang Guo will be due on December 31, 2018 with interest free. During 2017, Mr. Bingsha Guo paid the professional service fees for initial public offering on behalf of the Company, these amounts were non-interest bearing and due on demand.

For the year ended December 31, 2016, the Company leased a production facility of Hongxing for blending coal and has related party payables of $18,740 as of December 31, 2016. As of December 31, 2017, Hongxing was no longer our related party (Note c).

Transaction:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
1. Sales
Shanxi Yidayang Coal Transportation Co., Ltd. (“Yidayang”, Note d)	$-	$-	$20,270
Hongxing	-	2,919,696	-
Total	$-	$2,919,696	$20,270

During the year ended December 31, 2016, the Company sold coking coal to Hongxing, which mainly engaged in coal washing plant and coal reselling. During the year ended December 31, 2015, the Company acted as an intermediary to introduce coal deals to Yidayang.

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
2. Purchase
Hongxing	$-	$4,664,452	$-

During the year ended December 31, 2016, the Company purchased high sulfur coking coal from Hongxing.

3. Lease from a related party

During the year ended December 31, 2016, the Company leased a coal yard from a related party, Hongxing, under the non-cancelable operating lease agreement that expires at December 31, 2020. The lease is on a fixed repayment basis, with a five years leasing term and has no contingent rentals. Expenses from this lease recorded during the year ended December 31, 2017, 2016 and 2015 were as below:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Hongxing	$19,246	$19,572	$-

Hongxing was no longer our related party as of December 31, 2017 as we are no longer under common control with Hongxin in 2017 (Note 1).

a.	Mr. Yonghong Che is one of the owners, director and general manager of Liulin Junhao before February 2015 and one of the principal shareholders after December 31, 2016.

b.	Mr. Jinwen Liu is the general manager of Liulin Junhao from April 2015 to December 2016, he is also the director of Liulin Junhao starting from April 2015.

c.
Mr. Mao Feiyue, the director and controlling shareholder of Beijing Jinxuan, is also the general manager and legal representative of Hongxing. In this regard, Hongxing and Liulin Junhao are deemed related parties during March 1, 2015 to December 31, 2016,during which Beijing Jinxuan was the 100% owner of Liulin Junhao and Feiyue Mao was the beneficial owner of Beijing Jinxuan and in turn of Liulin Junhao.(Note 1)

d.
Yidayang is the wholly owned subsidiary of Beijing Jinxuan,Liulin Junhao was the wholly owned subsidiary of Beijing Jinxuan from March 1, 2015 to December 31, 2016 as indicated in Note 1. In this regard, Yidayang and Liulin Junhao are companies commonly controlled by the same parent company during March 1, 2015 to December 31, 2016.